TAXATION (Details - Deferred taxes) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax loss carried forward	$ 0	$ 2,300
Allowance for doubtful receivables	0	0
Total deferred tax assets	0	2,300
Valuation allowance	0	0
Total deferred tax assets, net	0	2,300
Deferred tax liabilities
Property and equipment, difference in depreciation	0	0
Deferred tax liabilities, net	$ 0	$ 0